AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 65,346	$ 54,435
Gross unrealized gain	9	19
Gross unrealized loss	(434)	(183)
Fair value	64,921	54,271
Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,370	15,143
Gross unrealized gain	1	19
Gross unrealized loss	(19)	(1)
Fair value	20,352	15,161
Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	29,982	$ 30,598
Gross unrealized gain	3
Gross unrealized loss	(236)	$ (98)
Fair value	29,749	30,500
Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,994	$ 8,694
Gross unrealized gain	5
Gross unrealized loss	(179)	$ (84)
Fair value	14,820	8,610
Governmental debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 293	912
Gross unrealized gain		$ 1
Gross unrealized loss	$ 0
Fair value	293	$ 913
Governmental debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 978	$ 562
Gross unrealized gain
Gross unrealized loss	$ (6)	$ (9)
Fair value	972	$ 553
Governmental debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 344
Gross unrealized gain
Gross unrealized loss	$ (5)
Fair value	339
Corporate debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,077	$ 14,231
Gross unrealized gain	1	18
Gross unrealized loss	(19)	(1)
Fair value	20,059	14,248
Corporate debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	29,004	$ 30,036
Gross unrealized gain	3
Gross unrealized loss	(230)	$ (89)
Fair value	28,777	29,947
Corporate debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,650	$ 8,694
Gross unrealized gain	5
Gross unrealized loss	(174)	$ (84)
Fair value	$ 14,481	$ 8,610